Compensation program based on shares	12 Months Ended
Dec. 31, 2017
Compensation program based on shares
Compensation program based on shares

31Compensation program based on shares

(i)Phantom Share Plan

The program consists of an award in cash, based on the future appreciation of Company’s shares in the long term, referenced by the variation of the shares in the stock exchanges quotations. The program does not allow effective negotiation (sales and purchase of the shares). The Company’s CEO, the statutory and non-statutory officers and the general managers, according to the selection made by the Board of Directors, are eligible for the plan.

At the time of each grant, the eligible executive receives a quantity of Phantom Shares based on the Board of Directors’ assessment of the Company’s perceived value generation over the period. At the end of the period, if the beneficiary has complied with the foreseen conditions in the Phantom Shares Plan, including the 5-year term, is entitled to receive the ordinary remuneration (linked to 50% of the total Phantom Sharing granted), and, if applicable, additional remuneration (linked to the remaining 50% of the total Phantom Shares granted). The ordinary remuneration is equivalent to the value linked to the reference shares attributed to the beneficiary and that he will be entitled on the settled date. The complementary remuneration is equivalent to the value linked to the complementary reference shares, and the amount is determined according to the performance of the valuation of the Company’s shares in Reais, according to B3.

The plan has an expected duration of 10 years and it is worth mentioning that the granting of the right over the valuation of shares will be subject to the annual limit, expressed in reference shares covered by the right over the valuation, equivalent to 0.1% (one tenth percent) of the Company’s capital at the time of each grant and, at any case during the duration of the plan, to the global limit equivalent to 1% (one percent) of the Company’s capital at the time of each grant over the increase of the shares. For the purposes of checking the aforementioned limits, an individual value per reference share is attributed, corresponding to the weighted average of the closing values of the Company’s shares traded in B3 of the months of September, October and November of the fiscal year immediately preceding the financial year of granting.

Programs
Program	Award date	Vesting period	Options granted

2017	01/02/2017	01/02/2022	261,434

(ii)Stock Options

The Program consists of a plan to grant Options to purchase shares. The Company’s CEO, statutory and non-statutory Officers and General Managers are eligible for the plan.

The Stock Option plan is managed by the Board of Directors of the Company, that establishes grant programs annually, and is responsible for defining: (i) the beneficiaries of the options, (ii) the total number of options of each grant, and the number of each type of options to which each Beneficiary will be entitled individually, (iii) the goals related to performance to establish criteria for the selection of beneficiaries and determining the number of options to be granted to each beneficiary, and (iv) the form and time of payment of the exercise price of the options.

The Stock Option plan can only be exercised after a vesting period of three years, as from the grant date established in the contracts, and the maximum period for the exercise of the option is six years since granted.

The exercise price of the options at the award date is calculated by reference to the average price of the FIBR3 shares, in accordance with the volume traded in the three months prior to the date of the award.

Assumptions and calculation of fair value of options granted

The fair value of each option granted was estimated at the grant date based on the Black & Scholes option pricing model. The significant inputs into the model were:

					Fair value assumptions
Grant					Expectations		Free
Program	Grant- date	Number of options	Exercise price	Fair value of options	Dividends	Volatility	interest rate risk		Term maturity

2014	01/01/2014	349,091	23.03	10.59	—	36.27%	12.26	% p.a.	3 years
2015	01/01/2015	338,749	23.73	13.99	—	33.03%	12.43	% p.a.	3 years
2016	01/01/2016	204,292	48.36	26.52	—	31.69%	15.63	% p.a.	3 years

The settlement of this benefit plan for executives will be made by the Company in shares when the options are exercised.

Changes in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2017		2016
	Average exercise price per share option	Options	Average exercise price per share option	Options

At the beginning of the year	30.64	892,132	28.24	687,840
Granted			52.69	204,292
Exercised	23.10	(141,110)
Canceled	23.73	(16,830)

At the end of the year	30.09	734,192	30.64	892,132

In 2017, the compensation expense with the options to purchase shares was R$ 3,090 (R$ 4,124 of reversal of expense in 2016 and R$ 11,554 of expense in 2015), charged to the Statement of profit or loss under “Other operating (expenses) income” and the corresponding provision (or reversal) made against the “Capital reserve”.